Expense Example - Nuveen Santa Barbara Global Dividend Growth Fund	USD ($)
Class A
Expense Example:
1 Year	$ 685
3 Years	993
5 Years	1,359
10 Years	2,386
Class C
Expense Example:
1 Year	193
3 Years	673
5 Years	1,218
10 Years	2,707
Class R3
Expense Example:
1 Year	143
3 Years	520
5 Years	962
10 Years	2,190
Class I
Expense Example:
1 Year	92
3 Years	365
5 Years	700
10 Years	$ 1,645